Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member] Common Stock [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member] Other Paid-In Capital [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member] Accumulated Other Comprehensive Income/(Loss) [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member] Retained Earnings [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member] Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]	Generation [Member]	Generation [Member] THE DAYTON POWER AND LIGHT COMPANY [Member]
Other Comprehensive Income (Loss), Net of Tax	$ 8.4
Balance at Dec. 31, 2016			$ 362.3	$ 0.4	$ 810.7		$ (42.5)	$ (406.3)
Balance (in shares) at Dec. 31, 2016				41,172,173
Net comprehensive income/ (loss)	25.4		25.4
Net loss	17.0
Common stock dividends			(39.0)		(39.0)
Stockholders' Equity Note, Spinoff Transaction									$ (2.1)
Proceeds from Contributions from Parent	(70.0)		(70.0)		70.0
Preferred stock dividends			(88.3)
Other			0.3		(69.7)			70.0
Balance at Dec. 31, 2017			330.7	$ 0.4	685.8		(36.2)	(319.3)
Balance (in shares) at Dec. 31, 2017				41,172,173
Disposal Group, Including Discontinued Operation, Net Assets										$ (86.2)	$ (86.2)
Other Comprehensive Income (Loss), Net of Tax	2.0	$ (0.8)
Net comprehensive income/ (loss)	88.7		88.7
Net loss	86.7
Common stock dividends			43.8		(43.8)
Proceeds from Contributions from Parent	(80.0)		(80.0)		80.0
Preferred stock dividends			(10.0)
Other			(0.3)		(0.2)	$ (1.1)		1.0
Balance at Dec. 31, 2018			445.3	$ 0.4	711.8		(35.3)	(231.6)
Balance (in shares) at Dec. 31, 2018				41,172,173
AOCI reclassed to Retained Earnings, net of tax	(1.1)	0.0
Disposal Group, Including Discontinued Operation, Net Assets										(10.0)	$ (10.0)
Other Comprehensive Income (Loss), Net of Tax	(1.6)	$ (1.0)
Net comprehensive income/ (loss)	123.3		123.3
Net loss	124.9
Common stock dividends			(95.0)		(95.0)
Proceeds from Contributions from Parent	$ 0.0
Other			(0.2)		0.2			(0.4)
Balance at Dec. 31, 2019			$ 473.4	$ 0.4	$ 617.0		$ (36.9)	$ (107.1)
Disposal Group, Including Discontinued Operation, Net Assets										$ 0.0